Northern Lights Fund Trust

Altegris/AACA Real Estate Income Fund

Incorporated herein by reference is the definitive version of the supplement for Altegris/AACA Real Estate Income Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 11, 2018 (SEC Accession No. 0001580642-18-003346 .